OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Financial information of reportable segments
Number of operating units									14
Number of reportable segments									6
Net sales	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Operating Income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8
Depreciation & Amortization									714.5	395.7	347.9
Capital Expenditures (Including Capitalized Software)									607.5	366.0	297.7
Total Assets	17,572.3				18,184.7				17,572.3	18,184.7
Product concentration | Consolidated net sales
Financial information of reportable segments
Number of product classes comprising 10% or more of consolidated net sales									2
Threshold percentage of product sales to consolidated net sales	10.00%								10.00%
Warewashing Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales									11.00%	18.00%	19.00%
Laundry Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales										10.00%	10.00%
Subtotal at fixed currency
Financial information of reportable segments
Net sales									11,804.1	6,626.3	6,069.8
Operating Income									1,285.4	735.5	809.3
U.S. Cleaning and Sanitizing
Financial information of reportable segments
Net sales									2,992.9	2,930.3	2,721.9
Operating Income									651.4	556.7	513.9
Depreciation & Amortization									202.7	199.8	184.3
Capital Expenditures (Including Capitalized Software)									214.2	163.4	148.7
Total Assets	2,146.0				2,270.7				2,146.0	2,270.7
U.S. Other Services
Financial information of reportable segments
Net sales									474.6	457.1	448.5
Operating Income									70.8	69.7	71.4
Depreciation & Amortization									5.4	5.3	5.4
Capital Expenditures (Including Capitalized Software)									8.1	4.5	2.5
Total Assets	162.2				154.2				162.2	154.2
Int'l Cleaning, Sanitizing & Other Services
Financial information of reportable segments
Net sales									3,175.8	3,075.1	2,899.4
Operating Income									340.8	285.8	254.5
Depreciation & Amortization									167.9	174.0	158.2
Capital Expenditures (Including Capitalized Software)									168.5	176.3	146.5
Total Assets	2,634.6				2,607.9				2,634.6	2,607.9
Global Water, Paper, & Energy
Financial information of reportable segments
Depreciation & Amortization									154.8	5.6
Capital Expenditures (Including Capitalized Software)									216.7	21.8
Total Assets	11,215.4				11,082.4				11,215.4	11,082.4
Global Water
Financial information of reportable segments
Net sales									2,087.4	67.2
Operating Income									235.9	11.0
Global Paper
Financial information of reportable segments
Net sales									805.4	33.9
Operating Income									86.3	6.2
Global Energy
Financial information of reportable segments
Net sales									2,268.0	92.3
Operating Income									360.1	17.7
Corporate
Financial information of reportable segments
Net sales										(29.6)
Operating Income									(459.9)	(211.6)	(30.5)
Depreciation & Amortization									183.7	11.0
Total Assets	1,414.1				2,069.5				1,414.1	2,069.5
Currency impact
Financial information of reportable segments
Net sales									34.6	172.2	19.9
Operating Income									$ 3.9	$ 18.3	$ (2.5)
Nalco
Financial information of reportable segments
Number of operating units									3
Legacy Ecolab | U.S. Other Services
Financial information of reportable segments
Number of operating units									2
Legacy Ecolab | Int'l Cleaning, Sanitizing & Other Services
Financial information of reportable segments
Number of operating units									4